SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates that affect certain reported amounts and disclosures. Actual results may differ from those estimates.

Valuation of Investments
Valuation of Investments
The Plan’s investments are stated at fair value in accordance with Accounting Standards Codification Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”). See Note 3 for fair value measurements.

Notes Receivable from Participants
Notes Receivable from Participants
Participant loans, which are classified as receivables, are stated at the unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. Delinquent notes receivable are classified as distributions based upon the terms of the Plan document. The Plan only has loan receivables in the form of participant loans and there are no trade receivables.

Investment Transactions and Income
Investment Transactions and Income
Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest is recognized on an accrual basis. The net appreciation in fair value of investments consists of realized gains and losses and changes in unrealized gains or losses of these investments during the year. Realized gains and losses on investments are determined on the basis of average cost. Unrealized gains or losses on investments are based on changes in the market values or fair values of such investments.

Administrative Expenses
Administrative Expenses
Certain administrative expenses were paid by the Plan, as permitted by the Plan document. All other administrative expenses were paid by the Company and excluded from these financial statements.
Payment of Benefits	Payment of Benefits Distributions to participants are recorded when payment is made.